Quarterly Report
                                  June 30, 1999

                                   Legg Mason
                                    Investors
                                   Trust, Inc.



                                 U.S. Small-Cap
                                   Value Trust



                                 Navigator Class


                                      LEGG
                                     MASON
                                     FUNDS
                               [LOGO APPEARS HERE]

                                HOW TO INVEST(SM)

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust


   For the quarter, the portfolio was up 21.4%, relative to a 16.6% return for the Russell 2000 Value, a 15.6% gain for the Russell 2000, and only a 7.1% rise in the S&P 500. Year-to-date, the portfolio has gained 9.6% compared to returns of 5.3% for the Russell 2000 Value, 9.3% for the Russell 2000, and 12.4% for the S&P 500.

   The second quarter was a strong reversal from the strong market trends that had dominated since late 1998. Prior to the second quarter, a narrowly focused group of large-cap and Internet stocks had risen dramatically, while the rest of the U.S. equity market lagged behind. In April, investors abruptly concluded that the global economy was gathering strength and that the crisis regions of the last two years had ceased deteriorating. This nascent global recovery, coupled with continued vigor in the U.S., led investors to focus on the economically sensitive stocks that would benefit from worldwide growth. The rush into these relatively smaller, hugely undervalued stocks generated swift and extensive price gains. As a result, small-caps rallied, with value stocks providing the greatest returns. Small-caps also benefited from another shift in investor sentiment, as an improving economy generated greater interest in small-caps -- a reversal of the "flight to quality" that was so prevalent in the last few years.

   A second catalyst to improved small-cap performance came from the recent increase in small-cap merger activity. For small-caps, merger and acquisition activity in the first quarter of 1999 exceeded corporate actions for all of 1998, and is on pace to set an annual record. Small-cap stocks have gotten so inexpensive that other corporations are pursuing buyouts as a cost-effective method of adding assets. This activity confirms that these stocks have fallen well below the companies' "fair market" value.

   The Fund's value portfolio benefited in the quarter from significant weightings in economically sensitive sectors such as manufacturing, steels, and chemicals. Before the second quarter, these stocks had lagged, as investors remained concerned about global economic difficulties. The companies had reached extreme valuation discounts and, subsequently, responded very positively to the worldwide stabilization. The portfolio also was aided by strong performance from oil services holdings (drillers, barge services, and exploration equipment). Our oil services holdings illustrate the power of the Fund's value-oriented investment discipline.

   Late in 1998, as oil prices fell below $11 and oil exploration dropped sharply, the oil services firms were facing severe demand cutbacks. Stock prices fell even more dramatically as analysts and investors abandoned the sector. As oil services stocks fell to less than half of prior year prices, our value process identified a number of these firms whose valuations more than adequately reflected their grimmer fundamental prospects. We do not forecast oil prices, but we did believe that at these low levels, moves upward were more likely than a further fall. When oil rallied in March, the oil services stocks responded with stock gains that were an important contribution to portfolio returns.

   Portfolio performance was also helped by our below-index weighting in financial services, particularly in banks. These stocks in general have had strong returns over the last few years, and as a result, we had significantly reduced our finance holdings. In contrast, these stocks have lagged throughout 1999, primarily due to the recent rise in interest rates. The main drag on performance for the quarter and the year was our low weighting in technology stocks. While these stocks have not had attractive valuations according to our investment disciplines, they have continued to generate strong returns, particularly in the Internet segment. We remain underweighted in this sector due to the extended valuations.

   The second quarter was a welcome break from the lengthy dominance of large-cap growth stocks. Even with the powerful price move in the quarter, small-cap value stocks remain at very attractive valuations. The price gains in the quarter have barely begun to close the extraordinary valuation gap that exists between large and small stocks. The improving world economy coupled with heavy merger activity should continue to propel these small stocks higher. In addition, the Fed's June rate hike signaled that they foresee a healthy economy without inflation that should further reassure small-cap investors.

   As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please contact us.

Henry F. Otto                                                Steven M. Tonkovich
Managing Director                                            Managing Director

July 26, 1999
DJIA 10863.16

To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust's quarterly report for the Navigator Class of the U.S. Small-Capitalization Value Trust ("Fund").

   The following table summarizes key statistics for the Navigator Class of shares of the Fund, as of June 30, 1999:

                                              3-Month               12-Month
                                         Total Return(1)         Total Return(1)
                                         ---------------         ---------------
   U.S. Small-Cap Value Trust                +21.43%                  -4.79%

   S&P 500 Stock Composite Index              +7.06%                 +22.77%
   Russell 2000 Index                        +15.55%                  +1.50%

   Of the other Funds in Legg Mason Investors Trust, the Navigator Class shares of American Leading Companies were redeemed on December 3, 1998, and the Navigator Class of Balanced Trust has not commenced operations.

   On the following pages, the portfolio manager for the Fund discusses the investment outlook for the Fund. Long-term investment results for the Fund are shown in the "Performance Information" section of this report.

   During 1998 and into 1999, focus on the Year 2000 issue increased significantly. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Fund's Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. The Fund is committed to taking those steps necessary to protect our investors, including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Fund is taking steps to ensure that all of its systems will function properly before, during, and after the Year 2000, the Fund could be adversely affected by computer-related problems associated with the Year 2000. Contingency plans are in place to ensure that functions critical to the Fund's operations will continue without interruption. We are on target to complete this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

                                         Sincerely,


                                         /s/ Edward A.Taber, III
                                         -------------------------------
                                         Edward A. Taber, III
                                         President

August 2, 1999

--------------
(1) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

Performance Information
Legg Mason Investors Trust, Inc.


Total Returns for One Year and Life of Class, as of June 30, 1999

   The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

   The Fund offers two classes of shares:Primary Class and Navigator Class. The Navigator Class shares of American Leading Companies Trust were redeemed on December 3, 1998. The Navigator Class of Balanced Trust has not commenced operations. Information about the Primary Class, offered only to retail investors, is contained in a separate report to its shareholders.

   The Fund's total returns as of June 30, 1999, were as follows:

                                                     U.S. Small-Cap
                                                       Value Trust
--------------------------------------------------------------------
Average Annual Total Return
  Navigator Class:
    One Year                                             -4.79%
    Life of Class(A)                                     -3.43%

Cumulative Total Return
  Navigator Class:
    One Year                                             -4.79%
    Life of Class(A)                                     -3.54%
--------------------------------------------------------------------

(A) The inception date for the Navigator Class of U.S. Small-Cap Value Trust was June 19, 1998.

      U.S. Small-Capitalization Value Trust (dagger)

Selected Portfolio Performance*

      Strong performers for the 2nd quarter 1999*
      ---------------------------------------------------
      1. Pamida Holdings Corporation              +268.0%
      2. Specialty Care Network, Inc.             +166.7%
      3. Marshall Industries                      +166.2%
      4. REX Stores Corporation                   +157.8%
      5. MTI Technology Corp.                     +136.2%

      Weak performers for the 2nd quarter 1999*
      ---------------------------------------------------
      1. Leasing Solutions, Inc.                   -67.6%
      2. Cole National Corporation                 -56.5%
      3. The Stephan Co.                           -52.1%
      4. Motorcar Parts andAccessories, Inc.       -52.0%
      5. Hvide Marine Incorporated                 -50.0%

      (dagger) Portfolio changes have not been reported for U.S. Small-Cap due to the heavy volume of trading during the quarter.

      * Securities held for the entire quarter.

Portfolio of Investments
Legg Mason Investors Trust, Inc.
June 30, 1999 (Unaudited)
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 93.5%
      Aerospace/Defense -- 1.1%
      Alliant Techsystems Inc.                                              5             $   407(A)
      Allied Research Corporation                                           3                  18(A)
      EDO Corporation                                                       4                  30
      ESCO Electronics Corporation                                          9                 109(A)
      Herley Industries, Inc.                                               3                  37(A)
      International Airline Support Group, Inc.                             2                   6(A)
      Kaman Corporation                                                    14                 226
      Miltope Group Inc.                                                    1                   1(A)
      SIFCO Industries, Inc.                                                3                  26
      SPACEHAB, Incorporated                                                6                  31(A)
                                                                                          -------
                                                                                              891
                                                                                          -------
      Apparel -- 5.0%
      Catherines Store Corporation                                          3                  33
      Deb Shops, Inc.                                                       2                  40
      Fruit Of The Loom, Inc.                                              50                 489
      Garan, Incorporated                                                   4                 119
      Genesco Inc.                                                         19                 274(A)
      Goody's Family Clothing, Inc.                                        25                 281(A)
      Jones Apparel Group, Inc.                                            10                 330
      Kellwood Company                                                     11                 301
      Maxwell Shoe Company Inc.                                             6                  54(A)
      Nautica Enterprises, Inc.                                            37                 628(A)
      Oxford Industries, Inc.                                               6                 161
      Paul Harris Stores, Inc.                                              8                  55(A)
      Perry Ellis International, Inc.                                       4                  50
      PremiumWear, Inc.                                                     1                   5
      R. G. Barry Corporation                                               6                  49(A)
      S&K Famous Brands, Inc.                                               3                  31(A)
      Sport-Haley, Inc.                                                     3                  14(A)
      St. John Knits, Inc.                                                 11                 331
      Superior Uniform Group Inc.                                           1                  16
      Syms Corp.                                                           13                 103(A)
      Tandy Brands Accessories, Inc.                                        2                  36(A)
      The Dress Barn, Inc.                                                 17                 264(A)
      The Timberland Company                                                8                 565(A)
                                                                                          -------
                                                                                            4,229
                                                                                          -------
      Automotive -- 3.0%
      Arvin Industries, Inc.                                               12                 466
      Autocam Corporation                                                   2                  33

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Automotive -- Continued
      Bandag, Incorporated                                                 12             $   427
      Barnes Group Inc.                                                    12                 265
      Collins Industries, Inc.                                              5                  29
      Dura Automotive Systems, Inc.                                         9                 307(A)
      Durakon Industries, Inc.                                              4                  58(A)
      Edelbrock Corporation                                                 1                  13
      Featherlite Inc.                                                      2                  16(A)
      Monaco Coach Corporation                                              4                 171(A)
      Monro Muffler Brake, Inc.                                             5                  42(A)
      Motorcar Parts and Accessories, Inc.                                  4                  24(A)
      R & B, Inc.                                                           6                  47(A)
      Simpson Industries, Inc.                                             14                 139
      Strattec Security Corporation                                         2                  78(A)
      TBC Corporation                                                      15                 102(A)
      The Standard Products Company                                        11                 272
                                                                                          -------
                                                                                            2,489
                                                                                          -------
      Broadcast/Media -- 0.1%
      Courier Corporation                                                   2                  35
      VDI Media                                                             7                  47
                                                                                          -------
                                                                                               82
                                                                                          -------
      Chemicals -- 2.7%
      A. Schulman, Inc.                                                    19                 328
      Aceto Corporation                                                  N.M.                   2
      American Vanguard Corporation                                         1                   6
      Atlantis Plastics, Inc.                                               2                  32(A)
      Balchem Corporation                                                   3                  17
      Ethyl Corporation                                                    63                 376
      Georgia Gulf Corporation                                             22                 371
      International Specialty Products Inc.                                22                 224
      NL Industries, Inc.                                                  39                 433
      Northern Technologies International Corporation                       2                  17
      Quaker Chemical Corporation                                           7                 109
      Stepan Company                                                        7                 185
      Sybron Chemicals Inc.                                                 4                  69(A)
      TETRA Technologies, Inc.                                              2                  20(A)
      The General Chemical Group Inc.                                      15                  48
                                                                                          -------
                                                                                            2,237
                                                                                          -------
      Commercial/Industrial Services -- 5.6%
      ADVO, Inc.                                                           16                 330
      Alternative Resources Corporation                                     5                  36

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Commercial/Industrial Services -- Continued
      BancTec, Inc.                                                        13             $   239(A)
      BCT International, Inc.                                               3                   7(A)
      Bell Microproducts Inc.                                               7                  45
      BHA Group Holdings, Inc.                                              4                  31
      Business Resource Group                                               1                   3
      Butler Manufacturing Company                                          5                 137
      Cadmus Communications Corporation                                     5                  65
      Cameron Ashley Building Products, Inc.                                6                  67(A)
      CDI Corp.                                                            14                 463(A)
      Children's Comprehensive Services, Inc.                               3                  22
      Cogeneration Corporation of America                                   5                  71(A)
      Corrpro Companies                                                     5                  45
      CORT Business Services Corporation                                    7                 163(A)
      Data Processing Resources Corporation                                 1                  33
      Electro Rent Corporation                                              6                  65
      Ellett Brothers, Inc.                                                 5                  40
      Ennis Business Forms                                                 12                 104
      Exponent, Inc.                                                        3                  24(A)
      FiberMark, Inc.                                                       5                  70(A)
      Fleming Companies, Inc.                                               8                  92
      Franklin Covey Co.                                                   16                 116(A)
      FTI Consulting, Inc.                                                  3                  16(A)
      General Employment Enterprises, Inc.                                  2                   8
      Gradco Systems, Inc.                                                  5                  14(A)
      GRC International, Inc.                                               3                  28(A)
      Healthcare Services Group, Inc.                                       3                  31(A)
      Kennametal Inc.                                                      15                 468
      Lawson Products, Inc.                                                 6                 146
      Leasing Solutions, Inc.                                               4                   3(A)
      Mail-Well, Inc.                                                      17                 270(A)
      Mercury Air Group, Inc.                                               2                  11
      Merrill Corporation                                                  11                 159
      Nash-Finch Company                                                    5                  52
      National Technical Systems, Inc.                                      6                  26
      Olsten Corporation                                                    1                   4
      Perini Corporation                                                    4                  23(A)
      Personal Group Of America, Inc.                                      20                 199
      Physicians' Specialty Corp.                                           3                  24(A)
      PrimeSource Corporation                                               4                  22
      Prophet 21, Inc.                                                      3                  20
      Refac                                                                 3                  17
      RemedyTemp, Inc.                                                      7                  89

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Commercial/Industrial Services -- Continued
      Robertson-Ceco Corporation                                            4             $    37(A)
      Rush Enterprises, Inc.                                                2                  24(A)
      SOS Staffing Services, Inc.                                          10                  50(A)
      Staff Leasing, Inc.                                                  11                 138
      The Turner Corporation                                                2                  42(A)
      Veritas DGC Inc.                                                     15                 280(A)
      Vestcom International, Inc.                                           7                  23
      Westaff, Inc.                                                        12                  69(A)
      Winsloew Furniture, Inc.                                              5                 178(A)
      Winston Resources, Inc.                                               2                  10(A)
                                                                                          -------
                                                                                            4,749
                                                                                          -------
      Computer Services and Systems -- 1.8%
      ANSYS, Inc.                                                           6                  59
      Autologic Information International, Inc.                             1                   5(A)
      Avant! Corporation                                                   25                 313
      Boundless Corporation                                                 1                   8
      CfI ProServices Inc.                                                  4                  43
      CHS Electronics, Inc.                                                42                 183(A)
      Cognitronics Corporation                                              3                  38(A)
      Cotelligent, Inc.                                                     1                  11
      Kentek Information Systems, Inc.                                      4                  29
      MSC.Software Corp.                                                    9                  54
      MTI Technology Corp.                                                  6                  81(A)
      MTS Systems Corporation                                              10                 118
      NeoMagic Corporation                                                 20                 164(A)
      ONTRACK Data International Inc.                                       7                  35(A)
      PSC Inc.                                                              9                  87(A)
      Saga Systems, Inc.                                                   19                 238
      Scan-Optics, Inc.                                                     5                  23(A)
      Software Spectrum, Inc.                                               1                  10
                                                                                          -------
                                                                                            1,499
                                                                                          -------
      Construction and Building Materials -- 6.2%
      American Homestar Corporation                                        14                  95
      Ameron International Corporation                                      3                 115
      Aztec Manufacturing Co.                                               4                  40
      Baltek Corporation                                                    1                   5(A)
      Beazer Homes USA, Inc.                                                5                 109(A)
      Building Materials Holding Corporation                                9                  99(A)
      Cavalier Homes, Inc.                                                 14                 111
      Dayton Superior Corporation                                           4                  67
      Del Webb Corporation                                                 14                 327

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Construction and Building Materials -- Continued
      Dominion Homes, Inc.                                                  4             $    30(A)
      Drew Industries Incorporated                                          9                 106
      Engle Homes, Inc.                                                     8                 111
      Fleetwood Enterprises, Inc.                                          22                 571
      Homebase, Inc.                                                       23                 145
      Hovnanian Enterprises, Inc.                                          16                 140(A)
      Hughes Supply, Inc.                                                  16                 487
      International Aluminum Corporation                                    2                  63
      Lone Star Industries, Inc.                                            8                 308
      M/I Schottenstein Homes, Inc.                                         6                 111
      Mcgrath Rentcorp                                                      4                  82
      Meadow Valley Corporation                                             1                   4
      Miller Building Systems, Inc.                                         2                   9
      Oakwood Homes Corporation                                            20                 266
      Patrick Industries, Inc.                                              4                  55
      Republic Group Incorporated                                           7                 133
      Skyline Corporation                                                   7                 199
      Southern Energy Homes, Inc.                                           9                  46(A)
      Standard Pacific Corp.                                               22                 287
      The Fortress Group, Inc.                                              8                  11
      The Ryland Group, Inc.                                               11                 332
      Toll Brothers, Inc.                                                  18                 377
      U.S. Home Corporation                                                 9                 330(A)
      Washington Homes, Inc.                                                3                  21(A)
                                                                                          -------
                                                                                            5,192
                                                                                          -------
      Consumer Durables -- 2.7%
      Boston Acoustics, Inc.                                                4                  67
      Catalina Lighting, Inc.                                               3                  14(A)
      Central Garden & Pet Company                                         21                 216
      Chromcraft Revington, Inc.                                            8                 115(A)
      Cobra Electronics Corporation                                         3                  14(A)
      Concord Camera Corp.                                                  7                  37(A)
      Congoleum Corporation                                                 6                  44(A)
      Conso International Corporation                                       5                  29(A)
      EKCO Group, Inc.                                                     13                  50(A)
      Fedders Corporation                                                   8                  55
      Flexsteel Industries, Inc.                                            4                  55
      Harman International Industries, Incorporated                         7                 308
      Home Products International, Inc.                                     6                  47(A)
      Koss Corporation                                                      2                  28(A)
      Libbey Inc.                                                          12                 348

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Consumer Durables -- Continued
      Lifetime Hoan Corporation                                             5             $    42
      Mikasa, Inc.                                                          8                  86
      O'Sullivan Industry Holdings, Inc.                                    3                  49(A)
      Pulaski Furniture Corporation                                         2                  37
      Russ Berrie and Company, Inc.                                        14                 346
      The L. S. Starrett Company                                            4                 113
      The Rowe Companies                                                    9                  96
      The York Group, Inc.                                                  6                  48
                                                                                          -------
                                                                                            2,244
                                                                                          -------
      Consumer Non-Durables -- 0.6%
      CCA Industries, Inc.                                                  3                   5(A)
      Educational Development Corporation                                   3                   7
      French Fragrances, Inc.                                              10                  76(A)
      Jean Philippe Fragrances, Inc.                                        3                  22(A)
      Nature's Sunshine Products, Inc.                                     13                 141
      Ocular Sciences, Inc.                                                 5                  89
      Rural/Metro Corporation                                              11                 105(A)
      Seattle FilmWorks, Inc.                                              11                  32(A)
      The Stephan Co.                                                       3                  10
                                                                                          -------
                                                                                              487
                                                                                          -------
      Electrical Equipment and Electronics -- 3.6%
      Acme Electric Corporation                                             3                  16(A)
      Aerovox Incorporated                                                  1                   3
      Align-Rite International, Inc.                                        4                  57(A)
      Amistar Corporation                                                   1                   3(A)
      Axsys Technologies, Inc.                                              2                  26(A)
      Cable Design Technologies Corporation                                21                 326
      CompuCom Systems, Inc.                                               24                 100(A)
      Detection Systems, Inc.                                               3                  25
      Diodes Incorporated                                                   3                  29(A)
      Encore Wire Corporation                                              12                 105
      General Semiconductor, Inc.                                          25                 229(A)
      Graham Corporation                                                    1                  10(A)
      InaCom Corp.                                                         29                 364(A)
      LaBarge, Inc.                                                         6                  11(A)
      MagneTek, Inc.                                                       33                 352(A)
      Marshall Industries                                                   3                  90(A)
      Microsemi Corporation                                                 4                  40(A)
      Nu Horizons Electronics Corp.                                         7                  47(A)
      Orbit International Corp.                                             1                   2(A)
      Percon Incorporated                                                   3                  23(A)
      Pioneer-Standard Electronics, Inc.                                   18                 216
      Powell Industries, Inc.                                               8                  74(A)

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Electrical Equipment and Electronics -- Continued
      Recoton Corporation                                                   9             $    80(A)
      Reliability Incorporated                                              4                  21(A)
      RF Monolithics, Inc.                                                  3                  27(A)
      Richardson Electronics, Ltd.                                          8                  57
      Savoir Technology Group, Inc.                                         3                  25(A)
      Sparton Corporation                                                   1                   8(A)
      The Cherry Corporation                                                5                  67
      Triumph Group, Inc.                                                   9                 227
      UCAR International, Inc.                                             14                 343(A)
      Video Display Corporation                                             1                   7(A)
      Woodhead Industries, Inc.                                             2                  27
                                                                                          -------
                                                                                            3,037
                                                                                          -------
      Entertainment and Leisure -- 2.6%
      Anchor Gaming                                                         8                 394(A)
      Arctic Cat, Inc.                                                     20                 182
      Black Hawk Gaming & Development Company, Inc.                         1                   7
      Boyd Gaming Corporation                                              45                 313(A)
      Cannondale Corporation                                                6                  66(A)
      Equity Marketing, Inc.                                                3                  30(A)
      Holiday RV Superstores, Incorporated                                  1                   2(A)
      Inland Entertainment Corporation                                      3                   8(A)
      K2 Inc.                                                              12                 111
      Lady Luck Gaming Corporation                                          3                  14
      Lakes Gaming, Inc.                                                    8                  84
      Lodgian, Inc.                                                        11                  73(A)
      Play By Play Toys & Novelties, Inc.                                   4                  16(A)
      PlayCore, Inc.                                                        3                  18(A)
      Prime Hospitality Corp.                                              41                 497(A)
      Quintel Communications, Inc.                                          7                  10(A)
      Scientific Games Holdings Corp.                                       8                 160(A)
      Suburban Lodges of America, Inc.                                     12                  75(A)
      Winnebago Industries, Inc.                                            7                 166
                                                                                          -------
                                                                                            2,226
                                                                                          -------
      Financial Services -- 6.6%
      Advanta Corp.                                                        18                 320
      Amplicon, Inc.                                                        6                  87
      AMRESCO, INC.                                                        37                 236(A)
      Arcadia Financial Ltd.                                               28                 219(A)
      ARM Financial Group, Inc.                                            18                 151
      BankAtlantic Bancorp, Inc.                                           23                 165
      Community Bank System, Inc.                                           2                  51
      Consumer Portfolio Services                                          10                  16

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Financial Services -- Continued
      Corrus Bankshares, Inc.                                              11             $   347
      CPB Inc.                                                              2                  64
      Credit Acceptance Corporation                                        10                  62
      Delta Financial Corporation                                          11                  67(A)
      Downey Financial Corp.                                               12                 254
      DVI, Inc.                                                             3                  53
      Enhance Financial Services Group, Inc.                               29                 563
      Fidelity National Financial, Inc.                                    23                 487
      First Alliance Corporation                                           14                  49(A)
      First Citizens Bancshares Inc.                                        3                 202
      FirstCity Financial Corporation                                       5                  29(A)
      FirstFed Financial Corp.                                             14                 277(A)
      GBC Bancorp                                                           2                  41
      Hambrecht & Quist Group                                               6                 226(A)
      Hamilton Bancorp Inc.                                                 8                 180
      Hawthorne Financial Corporation                                       1                  16(A)
      Interpool, Inc.                                                      11                 143
      JWGenesis Financial Corp.                                             2                  28(A)
      Litchfield Financial Corporation                                      2                  37
      Merchants Bancshares, Inc.                                            3                  64
      MetroWest Bank                                                        4                  29
      MidAmerica Bancorp                                                 N.M.                   2
      National City Bancorporation                                          7                 138
      Pacific Crest Capital, Inc.                                           2                  31
      Parkvale Financial Corporation                                        5                 102
      Radian Group, Inc.                                                    5                 255
      Resource Bancshares Mortgage Group, Inc.                             17                 175
      Sterling Financial Corporation                                        6                  84
      Stifel Financial Corp.                                                2                  20
      Sunrise International Leasing Corporation                             5                  24(A)
      TFC Enterprises, Inc.                                                 1                   1
      USBANCORP, Inc.                                                      10                 157
      World Acceptance Corporation                                         14                  71(A)
                                                                                          -------
                                                                                            5,523
                                                                                          -------
      Food, Beverage and Tobacco -- 3.0%
      Cagle's, Inc.                                                         4                  65
      Cal-Maine Foods, Inc.                                                 5                  24
      Eagle Food Centers, Inc.                                              6                  18(A)
      Fresh America Corporation                                             3                  36
      General Cigar Holdings, Inc.                                         14                 108(A)
      Herbalife International, Inc.                                        21                 234
      M&F Worldwide Corp.                                                  13                 103(A)

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Food, Beverage and Tobacco -- Continued
      Marsh Supermarkets, Inc.                                              3             $    49
      Natural Alternatives International, Inc.                              4                  15(A)
      Pilgrim's Pride Corporation                                           8                 237
      R.H. Phillips, Inc.                                                   2                   5
      Richfood Holdings, Inc.                                              29                 509
      Rocky Mountain Chocolate Factory, Inc.                                2                  11(A)
      Schweitzer-Mauduit International, Inc.                               12                 179
      Standard Commercial Corporation                                       7                  41
      Suprema Specialties, Inc.                                             1                   8(A)
      Sylvan, Inc.                                                          3                  34
      Todhunter International, Inc.                                         2                  17(A)
      Universal Corporation                                                25                 702
      Weider Nutrition International, Inc.                                 15                  63
      WLR Foods, Inc.                                                      12                 100
                                                                                          -------
                                                                                            2,558
                                                                                          -------
      Gas/Pipeline -- 4.2%
      Adams Resources & Energy                                              3                  21
      Eagle Geophysical, Inc.                                               1                   1
      EnergySouth, Inc.                                                  N.M.                   8
      Friede Goldman International Inc.                                     5                  72
      Frontier Oil Corporation                                             19                 131(A)
      Gulf Islands Fabrication, Inc.                                        8                 100(A)
      Lufkin Industries, Inc.                                               5                  96
      Mitcham Industries, Inc.                                              7                  26(A)
      National-Oilwell, Inc.                                               36                 506(A)
      Penn Virginia Corporation                                             6                 125
      Petroleum Development Corporation                                     5                  21
      Pool Energy Services Co.                                             11                 213(A)
      Pride International, Inc.                                            36                 382(A)
      SEACOR Smit Inc.                                                     10                 514(A)
      Seitel, Inc.                                                          8                 134(A)
      Tesoro Petroleum Corporation                                          9                 148(A)
      Trico Marine Services, Inc.                                          15                  97(A)
      Tuboscope Inc.                                                       22                 298(A)
      Varco International, Inc.                                            44                 482(A)
      World Fuel Services Corporation                                       9                 125
                                                                                          -------
                                                                                            3,500
                                                                                          -------
      Health Care -- 3.0%
      ADAC Laboratories                                                     3                  22
      Advocat, Inc.                                                         4                   8
      American Dental Technologies, Inc.                                    5                  19(A)

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Health Care -- Continued
      American Physicians Service Group, Inc.                               2             $     6(A)
      AmeriPath, Inc.                                                      16                 136
      Beverly Enterprises, Inc.                                            77                 620(A)
      BioSource International, Inc.                                         1                   3(A)
      Carematrix Corporation                                                8                 102
      Castle Dental Centers, Inc.                                           5                  31
      Coast Dental Services, Inc.                                           6                  27
      Curative Health Services, Inc.                                        2                  10
      Genesis Health Ventures, Inc.                                        24                  72(A)
      Healthcare Recoveries, Inc.                                           7                  33
      Horizon Health Corporation                                            4                  30(A)
      Innovative Clinical Solutions, LTD                                   15                  24
      Integrated Health Services, Inc.                                     35                 282(A)
      Medstone International, Inc.                                          4                  28(A)
      Mesa Laboratories, Inc.                                               2                   8(A)
      MIM Corporation                                                      13                  33
      Monarch Dental Corporation                                            3                   9
      Moore Medical Corporation                                             2                  23
      Pediatrix Medical Group, Inc.                                         9                 198
      ProMedCo Management Company                                          16                  61(A)
      Raytel Medical Corporation                                            6                  27(A)
      RehabCare Group, Inc.                                                 2                  41(A)
      Response Oncology, Inc.                                               9                  26(A)
      Serologicals Corporation                                             15                 120
      Sierra Health Services, Inc.                                         20                 292(A)
      Specialty Care Network, Inc.                                          6                  10(A)
      Unilab Corporation                                                   28                 166(A)
      USANA, Inc.                                                           2                  16
      Utah Medical Products, Inc.                                           3                  26(A)
                                                                                          -------
                                                                                            2,509
                                                                                          -------
      Industrial -- 5.1%
      ACX Technologies, Inc.                                               20                 322(A)
      AGCO Corporation                                                     43                 486
      Alamo Group Inc.                                                      4                  34
      American Biltrite, Inc.                                               3                  51
      Ampco-Pittsburgh Corporation                                          7                  85
      Bairnco Corporation                                                   6                  41
      Baldwin Technology Company, Inc.                                     13                  39(A)
      Bridgeport Machines, Inc.                                             4                  37(A)
      Cascade Corporation                                                   9                 122
      Channell Commercial Corporation                                       5                  49(A)

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Industrial -- Continued
      Chart Industries, Inc.                                                3             $    22
      Commercial Intertech Corp.                                           11                 172
      CPAC, Inc.                                                            4                  31
      DT Industries, Inc.                                                   7                  66
      Flowserve Corporation                                                16                 311
      Gehl Company                                                          4                  71(A)
      Gentek, Inc.                                                         15                 211
      Gleason Corporation                                                   6                 101
      Hardinge, Inc.                                                        7                 130
      Hirsch International Corp.                                            5                  11(A)
      Holly Corporation                                                     6                  83
      ITEQ, Inc.                                                           19                  40(A)
      Lindsay Manufacturing Co.                                             3                  44
      Lydall, Inc.                                                          4                  49(A)
      Milacron Inc.                                                        28                 514
      O.I. Corporation                                                      2                   9(A)
      Printware, Inc.                                                       2                   5(A)
      Regal-Beloit Corporation                                             13                 312
      Specialty Equipment Companies, Inc.                                   8                 241(A)
      Summa Industries                                                      3                  38(A)
      Supreme Industries, Inc.                                              5                  46(A)
      TB Wood's Corporation                                                 4                  44
      Tech/Ops Sevcon, Inc.                                                 2                  28
      The Carbide/Graphite Group, Inc.                                      6                  82(A)
      Watts Industries, Inc.                                               20                 374
                                                                                          -------
                                                                                            4,301
                                                                                          -------
      Insurance -- 8.5%
      Acceptance Insurance Companies Inc.                                  11                 161(A)
      AmerUs Life Holdings, Inc.                                           22                 594
      Amwest Insurance                                                      3                  30
      Atlantic American Corporation                                         1                   6
      Bancinsurance Corporation                                             2                  13(A)
      Capital Re Corporation                                               23                 366
      Chartwell Re Corporation                                              7                 134
      Delphi Financial Group, Inc.                                         10                 359
      Donegal Group Inc.                                                    6                  71
      EMC Insurance Group, Inc.                                             5                  55
      Foremost Corporation of America                                      20                 440
      Frontier Insurance Group, Inc.                                       27                 417
      Harleysville Group Inc.                                              22                 449
      Kaye Group Inc.                                                       4                  35

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Insurance -- Continued
      LandAmerica Financial Group, Inc.                                     9             $   264
      Life USA Holding, Inc.                                               14                 275
      Merchants Group, Inc.                                                 1                  22
      MMI Companies, Inc.                                                  12                 202
      Mobile America Corporation                                            5                  17
      National Western Life Insurance Company                               3                 250(A)
      Nymagic, Inc.                                                         3                  52
      Orion Capital Corporation                                             4                 144
      Penn Treaty American Corporation                                      6                 137
      Penn-America Group, Inc.                                              6                  64
      Presidential Life Corporation                                         1                  14
      Professionals Group, Inc.                                             4                 135
      PXRE Corporation                                                      9                 165
      SCPIE Holdings Inc.                                                   4                 137
      Selective Insurance Group, Inc.                                      21                 402
      Standard Management Corporation                                       5                  32(A)
      Stewart Information Services Corporation                             11                 224
      The Centris Group, Inc.                                               8                  78
      The Commerce Group, Inc.                                             26                 636
      The Midland Company                                                   3                  86
      The Navigators Group, Inc.                                            6                  92(A)
      Trenwick Group Inc.                                                   6                 158
      Unico American Corporation                                            4                  43
      XL Capital Ltd.                                                       7                 377
                                                                                          -------
                                                                                            7,136
                                                                                          -------
      Metals/Mining -- 6.5%
      Alltrista Corporation                                                 6                 191(A)
      Amcast Industrial Corporation                                         7                 113
      Armco Inc.                                                           78                 517(A)
      Atchison Casting Corporation                                          5                  56(A)
      Bayou Steel Corporation                                               9                  35(A)
      Carpenter Technology Corporation                                     21                 611
      Chase Industries, Inc.                                               11                  93(A)
      Citation Corporation                                                 11                 182(A)
      Cleveland-Cliffs Inc.                                                 8                 272
      Commercial Metals Company                                            11                 313
      Easco, Inc.                                                           2                  18
      Fansteel Inc.                                                         2                  10
      Friedman Industries, Incorporated                                     5                  19
      Intermet Corporation                                                 19                 281
      Lindberg Corporation                                                  4                  41

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Metals/Mining -- Continued
      Metals USA, Inc.                                                     28             $   357(A)
      National Steel Corporation                                           23                 190
      Niagara Corporation                                                   4                  21(A)
      Northwest Pipe Company                                                4                  73(A)
      Penn Engineering & Manufacturing Corp.                                4                  90
      Quanex Corporation                                                   10                 294
      Roanoke Electric Steel Corporation                                    3                  57
      ROHN Industries, Inc.                                                34                  47(A)
      RTI International Metals, Inc.                                       15                 217(A)
      Shiloh Industries, Inc.                                               4                  55(A)
      Special Metals Corporation                                           11                  65(A)
      Steel Technologies Inc.                                               8                  72
      Texas Industries, Inc.                                               15                 562
      The Shaw Group Inc.                                                   8                 125(A)
      Titanium Metals Corporation                                          17                 187
      Universal Stainless & Alloy Products, Inc.                            4                  25(A)
      Webco Industries, Inc.                                                4                  22(A)
      Wolverine Tube, Inc.                                                 10                 256(A)
      Zemex Corporation                                                     3                  17(A)
                                                                                          -------
                                                                                            5,484
                                                                                          -------
      Miscellaneous Manufacturing -- 4.5%
      A.O. Smith Corporation                                                9                 249
      Bacou USA, Inc.                                                       8                 142
      Badger Paper Mills, Inc.                                              2                  11
      Brown & Sharpe Manufacturing Company                                 10                  54
      Coachmen Industries Inc.                                              2                  56
      Columbus McKinnon Corporation                                         8                 192
      Core Materials Corporation                                            2                   6(A)
      Denali Incorporated                                                   3                  23
      Griffon Corporation                                                  23                 178(A)
      Hexcel Corporation                                                   23                 236(A)
      Jason Incorporated                                                   11                  85(A)
      MascoTech, Inc.                                                      34                 572
      Metrika Systems Corporation                                           4                  35(A)
      MFRI, Inc.                                                            1                   6(A)
      NACCO Industries, Inc.                                                6                 448
      OroAmerica, Inc.                                                      4                  27
      Park-Ohio Holdings Corp.                                              7                 112
      Penn Engineering & Manufacturing Corp.                                4                  94
      Printronix, Inc.                                                      4                  56
      Q.E.P. Co., Inc.                                                      2                  15(A)
      Raven Industries, Inc.                                                4                  56
      Riviera Tool Company                                                  1                   7

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Miscellaneous Manufacturing -- Continued
      Robbins & Myers, Inc.                                                 1             $    11
      RPC, Inc.                                                             4                  37
      Scotsman Industries, Inc.                                             5                 110
      Standex International Corporation                                     8                 224
      The Dexter Corporation                                               13                 510
      The Eastern Company                                                   1                  24
      TransTechnology Corporation                                           4                  77
      U.S. Office Products Company                                         11                  61(A)
      Vallen Corporation                                                    1                  21
      Williams Controls, Inc.                                               5                  14
                                                                                          -------
                                                                                            3,749
                                                                                          -------
      Process Industries -- 1.4%
      Buckeye Technologies Inc.                                            27                 403(A)
      P.H. Glatfelter Company                                               7                  97
      Rock-Tenn Company                                                    22                 365
      Silgan Holdings Inc.                                                 13                 258(A)
      The Anderson's Inc.                                                   6                  78
                                                                                          -------
                                                                                            1,201
                                                                                          -------
      Real Estate -- 0.2%
      AMREP Corporation                                                     5                  27(A)
      Bluegreen Corporation                                                17                  94(A)
      DeWolfe Companies, Inc.                                               2                  15(A)
      Grubb & Ellis Company                                                14                  67(A)
      lLX Resorts Incorporated                                              1                   2(A)
                                                                                          -------
                                                                                              205
                                                                                          -------
      Restaurants -- 2.1%
      Ark Restaurants Corp.                                                 3                  29(A)
      Blimpie International, Inc.                                           6                  16
      CKE Restaurants, Inc.                                                39                 626
      Cooker Restaurant Corporation                                         6                  36
      ELXSI Corporation                                                     3                  28(A)
      Landry's Seafood Restaurants, Inc.                                   22                 175(A)
      Lone Star Steakhouse & Saloon, Inc.                                  24                 232(A)
      Luby's, Inc.                                                          8                 120
      Main Street & Main Inc.                                               8                  26(A)
      Max & Erma's Restaurants, Inc.                                        2                  13(A)
      Piccadilly Cafeterias, Inc.                                           4                  35
      Rainforest Cafe, Inc.                                                19                  94(A)
      Ryan's Family Steak Houses, Inc.                                     29                 336(A)
      Sizzler International, Inc.                                          12                  26(A)
                                                                                          -------
                                                                                            1,792
                                                                                          -------

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Retail -- 2.6%
      Barnett Inc.                                                         12             $    91(A)
      Boise Cascade Office Products Corporation                            30                 352(A)
      Cole National Corporation                                            11                  88(A)
      Duckwall-ALCO Stores, Inc.                                            4                  37(A)
      EZCORP, Inc.                                                          7                  50
      Finlay Enterprises, Inc.                                              7                  95(A)
      Friedman's, Inc.                                                     13                 109
      Funco, Inc.                                                           3                  61(A)
      Garden Ridge Corporation                                             13                  64(A)
      Government Technology Services Inc.                                   2                   9
      Jan Bell Marketing, Inc.                                             11                  39
      Jos. A. Bank Clothiers, Inc.                                          1                   4
      Media Arts Group, Inc.                                                8                  34
      Michael Anthony Jewelers, Inc.                                        2                   6
      Movie Star, Inc.                                                      9                  15
      Pamida Holdings Corporation                                           1                  11(A)
      Pier 1 Imports, Inc.                                                 14                 161
      Piercing Pagoda, Inc.                                                 3                  40(A)
      RDO Equipment Co.                                                     7                  62(A)
      REX Stores Corporation                                                5                 137(A)
      Specialty Catalog Corp.                                               1                   5(A)
      Sport Supply Group, Inc.                                              2                  15(A)
      Systemax, Inc.                                                       17                 214
      The Bon-Ton Stores, Inc.                                             12                  74(A)
      Value City Department Stores, Inc.                                   20                 240
      Wilmar Industries, Inc.                                              10                 129
      Wolohan Lumber Co.                                                    3                  39
                                                                                          -------
                                                                                            2,181
                                                                                          -------
      Technology -- 0.4%
      Del Global Technologies Corp.                                         4                  37
      Equinox Systems, Inc.                                                 2                  22(A)
      Excel Technology, Inc.                                                5                  62(A)
      Hurco Companies, Inc.                                                 4                  21(A)
      K-Tron International, Inc.                                            2                  37(A)
      Splash Technology Holdings, Inc.                                     11                  74
      ThermoQuest Corporation                                               7                  88(A)
      Vivid Technologies, Inc.                                              2                   7(A)
                                                                                          -------
                                                                                              348
                                                                                          -------

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Telecommunications -- 0.8%
      Applied Signal Technology, Inc.                                       6             $    55(A)
      Blonder Tongue Laboratories, Inc.                                     6                  34(A)
      CellStar Corporation                                                 51                 402
      Comdial Corporation                                                   4                  26
      Communications Systems, Inc.                                          3                  40
      Hector Communications Corporation                                     1                  12(A)
      InterDigital Communications Corporation                               2                  11
      Tollgrade Communications, Inc.                                        2                  32(A)
      Vertex Communications Corporation                                     4                  48(A)
                                                                                          -------
                                                                                              660
                                                                                          -------
      Textiles -- 2.2%
      Burlington Industries, Inc.                                          45                 407(A)
      Concord Fabrics Inc.                                                  2                   9(A)
      Decorator Industries, Inc.                                            2                  16
      Dyersburg Corporation                                                 8                  10
      Galey & Lord, Inc.                                                    9                  38(A)
      Guilford Mills, Inc.                                                 17                 175
      Interface, Inc.                                                      40                 342
      Lakeland Industries, Inc.                                             1                   6(A)
      Pillowtex Corporation                                                11                 173
      Quaker Fabric Corporation                                             2                   8(A)
      Synthetic Industries, Inc.                                            5                 139(A)
      The Dixie Group, Inc.                                                 9                  76
      Unifi, Inc.                                                          10                 202
      UniFirst Corporation                                                 12                 228
                                                                                          -------
                                                                                            1,829
                                                                                          -------
      Transportation -- 5.8%
      Amerco                                                                1                  23
      America West Holdings Corporation                                    31                 581(A)
      Amtran, Inc.                                                          2                  42
      Arkansas Best Corporation                                            14                 141(A)
      Arnold Industries, Inc.                                              19                 287
      Boyd Bros. Transportation Inc.                                        2                  24(A)
      Circle International Group, Inc.                                      7                 142
      Consolidated Delivery & Logistics, Inc.                               5                  18(A)
      Consolidated Freightways Corporation                                 17                 218(A)
      Covenant Transport, Inc.                                             11                 176(A)
      Dynamex Inc.                                                          2                   5(A)
      Frozen Food Express Industries, Inc.                                  9                  69
      Genesee & Wyoming Inc.                                                3                  30(A)

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par          Value
      -----------------------------------------------------------------------------------------------
      Transportation -- Continued
      Hawaiian Airlines, Inc.                                              11             $    29
      Hvide Marine Incorporated                                            11                  24(A)
      J.B. Hunt Transport Services, Inc.                                   27                 431
      Kitty Hawk, Inc.                                                     12                  96(A)
      Offshore Logistics, Inc.                                             16                 176(A)
      Old Dominion Freight Line, Inc.                                       5                  62(A)
      P.A.M. Transportation Services, Inc.                                  6                  61(A)
      Pittison BAX Group                                                   14                 137
      Providence and Worcester Railroad Company                             3                  37
      RailTex, Inc.                                                         7                  97(A)
      Roadway Express, Inc.                                                15                 289
      Smithway Motor Xpress Corp.                                           3                  27(A)
      The Greenbrier Companies, Inc.                                       11                 112
      Tower Air, Inc.                                                       1                   3
      Transport Corporation of America, Inc.                                5                  62(A)
      U.S. Xpress Enterprises, Inc.                                        11                 119(A)
      USA Truck, Inc.                                                       5                  43(A)
      USFreightways Corporation                                            17                 764
      Varlen Corporation                                                    5                 220
      Yellow Corporation                                                   19                 328(A)
                                                                                          -------
                                                                                            4,873
                                                                                          -------
      Utilities -- 1.6%
      Bangor Hydro- Electric Company                                        5                  73
      CMP Group, Inc.                                                       3                  89
      El Paso Electric Company                                             37                 326(A)
      Maine Public Service Company                                          1                  22
      Public Service Company of New Mexico                                 30                 592
      TNP Enterprises, Inc.                                                 7                 239
                                                                                          -------
                                                                                            1,341
                                                                                          -------
      Total Common Stocks and Equity Interests
        (Identified Cost-- $78,857)                                                        78,552
      -----------------------------------------------------------------------------------------------
Repurchase Agreements -- 7.1%
      Goldman, Sachs & Co.
        5%, dated 6/30/99, to be repurchased at $2,963 on 7/1/99
        (Collateral: $3,277 Fannie Mae mortgage-backed securities, 6%,
        due 2/1/29, value $3,075 )                                     $2,963               2,963
      Merrill Lynch & Co., Inc.
        4.80%, dated 6/30/99, to be repurchased at $2,963 on 7/1/99
        (Collateral: $3,181 Fannie Mae mortgage-backed securities,
      6.50%, due 4/1/29, value $3,068)                                  2,962               2,962
                                                                                          -------
      Total Repurchase Agreements (Identified Cost-- $5,925)                                5,925
      -----------------------------------------------------------------------------------------------

                                                                                           Value
      -----------------------------------------------------------------------------------------------
      Total Investments -- 100.6% (Identified Cost -- $84,782)                            $84,477
      Other Assets Less Liabilities -- (0.6)%                                                (472)
                                                                                          -------

      NET ASSETS -- 100.0%                                                                $84,005
                                                                                          =======
      NET ASSET VALUE PER SHARE:
        PRIMARY CLASS                                                                       $9.34
                                                                                            =====
        NAVIGATOR CLASS                                                                     $9.45
                                                                                            =====
      -----------------------------------------------------------------------------------------------

      (A) Non-income producing.
      N.M. -- Not Meaningful.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                 Investment Manager
                       Legg Mason Fund Adviser, Inc.
                       Baltimore, MD

                 Investment Advisers
                       For American Leading Companies Trust:
                       Legg Mason Fund Adviser, Inc.
                       Baltimore, MD

                       For Balanced Trust:
                       Bartlett & Co.
                       Cincinnati, OH

                       For U.S. Small-Cap Value Trust:
                       Brandywine Asset Management,Inc.
                       Wilmington, DE

                 Board of Directors
                       John F. Curley, Jr., Chairman
                       Edward A. Taber, III, President
                       Richard G. Gilmore
                       Arnold L. Lehman
                       Dr. Jill E. McGovern
                       T. A. Rodgers

                 Transfer and Shareholder Servicing Agent
                       Boston Financial Data Services
                       Boston, MA

                 Custodian
                       State Street Bank & Trust Company
                       Boston, MA

                 Counsel
                       Kirkpatrick & Lockhart LLP
                       Washington, D.C.

                 Independent Auditors
                       Ernst & Young LLP
                       Philadelphia, PA

                       This report is not to be distributed unless preceded or accompanied by a prospectus.


                        Legg Mason Wood Walker, Incorporated
                        ------------------------------------
                                  100 Light Street
                       P.O. Box 1476, Baltimore, MD 21203-1476
                                  410 o 539 o 0000

                 LMF-013
                 8/99